Share capital - Summary of share purchase warrant transactions (Detail)		12 Months Ended
	Jan. 10, 2022 warrants	Dec. 31, 2022 warrants $ / shares	Dec. 31, 2022 warrants $ / shares	Dec. 31, 2021 warrants $ / shares	Dec. 31, 2020 warrants $ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercised | warrants	586,803	4,115,354	4,115,354
Exercised | $ / shares		$ 0.55
Share Purchase Warrant [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding, Beginning | warrants		9,841,157	9,841,157	14,403,735	9,264,735
Issued | warrants					5,139,000
Exercised | warrants		(4,115,354)	(4,115,354)	(4,562,578)
Expired | warrants		(586,803)	(586,803)
Outstanding, Ending | warrants		5,139,000	5,139,000	9,841,157	14,403,735
Outstanding, Beginning | $ / shares			$ 0.58	$ 0.57	$ 0.55
Issued | $ / shares					0.6
Exercised | $ / shares			0.55	0.55
Expired | $ / shares			0.55
Outstanding, Ending | $ / shares			$ 0.6	$ 0.58	$ 0.57